STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
Stock-based compensation
A rollforward of stock options outstanding during the three months ended March 30, 2013 is presented below:

	Stock options	Weighted- average exercise price	Weighted- average remaining contractual term (years)
Balance at January 1, 2013	524,344	$70.16	5.95
Granted	—	—	0
Forfeited or expired	(1,500)		0
Balance at March 30, 2013	522,844	$70.33	5.70

As of March 30, 2013, 156,994 options were 100% vested. At March 30, 2013, the Company had approximately $4.2 million of total unrecognized compensation expense that will be recognized over the weighted average period of 2.74 years.
Other share-based compensation
Upon completion of each of the Ply Gem acquisition, MW acquisition and Alenco acquisition, certain members of management made a cash contribution to Ply Gem Prime Holdings in exchange for shares of Ply Gem Prime Holdings’ common stock. Ply Gem Prime is the sole shareholder of Ply Gem Holdings.
A rollforward of Ply Gem Prime’s common stock during the three months ended March 30, 2013 is as follows:

Common stock shares owned by management

Balance at January 1, 2013	454,672
Shares issued	—
Shares repurchased	—

Balance at March 30, 2013	454,672

Restricted stock
During January 2012, the Company issued 600 restricted shares of common stock of Ply Gem Prime to each of three independent members of the Board of Directors. These shares vested over the 2012 calendar period and the Company expensed these items as compensation expense ratably during 2012. During the three months ended March 31, 2012, the Company expensed $45,000, related to these grants in selling, general, and administrative expenses within the condensed consolidated statement of operations and comprehensive loss.
During December 2012, the Company issued 600 restricted shares of common stock of Ply Gem Prime to each of three independent members of the Board of Directors. These shares will vest over the 2012 through 2013 twelve month period and the Company is expensing these items ratably over the twelve month period up to the vesting date. During the three months ended March 30, 2013, the Company expensed $45,000, related to these grants in selling, general, and administrative expenses within the condensed consolidated statement of operations and comprehensive loss.

Stock-based compensation
Stock option plan
On February 12, 2004, Ply Gem Investment Holdings’ Board of Directors adopted the Ply Gem Investment Holdings 2004 Stock Option Plan (the “Plan”) allowing for grants of options to purchase shares of Ply Gem Investment Holdings common stock under nonqualified stock options or incentive stock options. On February 24, 2006 in connection with the Alenco acquisition, a new holding company, Ply Gem Prime Holdings, was formed pursuant to a merger involving Ply Gem Investment Holdings. As a result, Ply Gem Prime Holdings became the sole shareholder of Ply Gem Investment Holdings, each outstanding share of capital stock of Ply Gem Investment Holdings was converted into a share of a corresponding class of shares of the capital stock of Ply Gem Prime Holdings and Ply Gem Prime Holdings assumed Ply Gem Investment Holdings’ obligations under the Ply Gem Investment Holdings 2004 Stock Option Plan and the Ply Gem Investment Holdings Phantom Stock Plan. In connection therewith, each outstanding stock option and phantom unit of Ply Gem Investment Holdings was converted on a 1:1basis into a stock option and phantom unit of Ply Gem Prime Holdings. Employees, directors and consultants of Ply Gem Prime Holdings or any of its majority-owned subsidiaries are eligible for options, as specified in the Plan. Ply Gem Prime Holdings’ Board of Directors may, among other things, select recipients of options grants, determine whether options will be nonqualified or incentive stock options, set the number of shares that may be purchased pursuant to option exercise, and determine other terms and conditions of options. The exercise price of an option must be at least the estimated fair market value of a share of common stock as of the grant date. Options generally vest over 5 years from the date of grant, unless specified otherwise in any individual option agreement. Generally, options will expire on the tenth anniversary of the grant date or in connection with termination of employment. The Board of Directors has the discretion to accelerate the vesting and exercisability of outstanding options.
The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing method. The assumptions used in the model are outlined in the following table:

	December 31, 2012	December 31, 2011	December 31, 2010
Weighted average fair value of options granted	$40.11	$35.07	$24.69
Weighted average assumptions used:
Expected volatility	46%	46%	30%
Expected term (in years)	5	3.65	5
Risk-free interest rate	0.64%	0.91%	2.42%
Expected dividend yield	—	—	—

A summary of changes in stock options outstanding during the year ended December 31, 2012 is presented below:

	Stock options	Weighted- average exercise price	Weighted- average remaining contractual term (years)
Balance at January 1, 2012	502,844	$68.57	6.75
Granted	26,000	$100.00	—
Forfeited or expired	(4,500)		—
Balance at December 31, 2012	524,344	$70.16	5.95

As of December 31, 2012, 158,494 options were 100% vested. At December 31, 2012, the Company had approximately $4.6 million of total unrecognized compensation expense that will be recognized over the weighted average period of 2.96 years. The Company recorded compensation expense of $1.7 million, $0.4 million, and $0.2 million for the years ended December 31, 2012, 2011, and 2010, respectively, related to the vesting of these options.
Other share-based compensation
Upon completion of each of the Ply Gem acquisition, MW acquisition and Alenco acquisition, certain members of management made a cash contribution to Ply Gem Prime Holdings in exchange for shares of Ply Gem Prime Holdings’ common stock. (As previously described, investments in connection with the Ply Gem acquisition and the MW acquisition were in Ply Gem Investment Holdings common stock, which stock was later converted into Ply Gem Prime Holdings common stock in connection with the Alenco acquisition.) Management’s shares of common stock are governed by the Ply Gem Prime Holdings Stockholders’ Agreement, which gives the management participants put rights in certain circumstances to put the stock back to Ply Gem Prime Holdings at a price that is determined using defined formulas contained within the Stockholders’ Agreement. The Stockholders’ Agreement contains two separate put right price formulas. The determination of which put right price formula will be applicable to each of the participant’s shares of common stock is based upon the participants reaching certain vesting requirements which are described in the Stockholders’ Agreement. The shares of common stock generally vest at a rate of 20% per year of service, but may vest earlier if certain events occur. Based on the above, the Company has accounted for these awards of shares of common stock under the modified transition method.
On September 29, 2006 the Company amended the put right section of its Stockholders’ Agreement to require that Stockholders must have held vested shares for a minimum of six-months from the last day of the quarter during which such shares vested in order to receive the put right price formula for vested shares to ensure that stockholders are exposed to the risks and rewards of true equity ownership. As a result, the Company modified its accounting treatment, and as of September 29, 2006, treated these as equity classified awards. On September 29, 2006, the repurchase price under the put right formula was less than $0. As such, no compensation cost will be recognized for these shares.

Common stock shares owned by management

Balance at January 1, 2012	452,872
Shares issued	1,800
Shares repurchased	—

Balance at December 31, 2012	454,672

Restricted stock
During January 2012, the Company issued 600 restricted shares of common stock of Ply Gem Prime to each of three independent members of the Board of Directors. These shares vested over the 2012 calendar period and the Company expensed these items as compensation expense ratably during 2012. During the year ended December 31, 2012, the Company expensed $180,000, related to these grants in selling, general, and administrative expenses within the consolidated statement of operations.
During December 2012, the Company issued 600 restricted shares of common stock of Ply Gem Prime to each of three independent members of the Board of Directors. These shares will vest over the 2012 through 2013 twelve month period and the Company is expensing these items ratably over the twelve month period up to the vesting date. During the year ended December 31, 2012, the Company expensed $10,000, related to these grants in selling, general, and administrative expenses within the consolidated statement of operations.
Phantom stock
Upon the completion of the Ply Gem Acquisition and the MW Acquisition, certain members of management contributed their investment in predecessor companies in exchange for phantom common stock units and phantom preferred stock units which were governed by a phantom stock plan. Under the phantom stock plan, each participant’s interest in the plan was recorded in a bookkeeping account; however, no stock was initially issued under the phantom stock plan. Each account recorded a number of units so that, any “phantom common stock units” were deemed to be invested in common stock and any “phantom preferred stock units” were deemed invested in senior preferred stock. Under the plan, upon liquidation and payment of a participant’s account, the value of the account generally was to be paid to the participant either in cash or in shares of Prime Holdings’ stock having a fair market value equal to the account balance, in the discretion of Prime Holdings.
For the first three quarters of 2006, the phantom units were recognized by the Company as liability awards that had to be marked to market every quarter. During September 2006, the Company converted all phantom common and preferred stock units into a cash account payable on a fixed schedule in years 2007 and beyond. The value of the portion of each cash account that represented phantom common units equaled the number of phantom common stock units credited to the phantom plan account on September 25, 2006 multiplied by $10.00. From September 25, 2006 through January 31, 2007, the value of the cash account was updated as if interest was credited on such value and compounded at December 31, 2006 at a rate equal to the applicable federal rate for short-term loans. This portion of the account was paid to each party in a single lump-sum cash payment on January 31, 2007. The value of the portion of the cash account that represented the value of the phantom preferred stock units equaled the face amount of the number of shares of senior preferred stock represented by such units. This portion of the account is credited with deemed earnings, as if with interest, at an annual rate of 10% compounded semi-annually as of each June 30 and December 31, from the date of issuance of the phantom preferred stock unit through the date of payment. This portion of the account was payable on each of August 31, 2009, 2010, and 2011, such that one third of the original face amount, plus deemed earnings, was paid on each such date. During the years ended December 31, 2011 and 2010, the Company made cash phantom stock payments of approximately $2.3 million and $2.1 million, respectively. The final payment of approximately $2.3 million was paid during the year ended December 31, 2011 and, as a result, there was no liability on the consolidated balance sheet as of December 31, 2012 and 2011.